ECONOMIC CONTEXT ON GROUP'S OPERATIONS - Argentinian government (Details) - Argentina - USD ($) $ in Thousands	1 Months Ended				4 Months Ended	12 Months Ended
	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Cumulative surplus of GDP, in percentage						0.30%
Adjustment of primary expenditure, in percentage						26.90%
Month inflation rate			2.70%	25.50%
Expected annual inflation rate						227.00%
Annual inflation rate						117.80%	211.00%
Money laundering settlement of cash					$ 20,085
Other charges settled					2,432
Country risk (in points)						635
Maturities of capital cancelled		$ 4,500,000
Principal of bonds cancelled		2,900,000
Interest on bonds cancelled		1,600,000
BOPREAL Series 1-D bonds
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Total bid amount		$ 1,000,000
Term		2 years 4 months
Private sector deposits
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Increase in dollars deposits and loans to private sector					16,000,000
Private sector loans
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Increase in dollars deposits and loans to private sector					$ 8,900,000
Reduction in crawling peg regime
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Crawling peg regime rate	1.00%	2.00%